Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Current tax expense:
Current year			$ 6,011		$ 4,763	$ 6,108
Deferred tax expense:
Origination and reversal of temporary differences			905		1,579	(1,859)
(Benefit) utilization of tax losses recognized			(1,268)		(1,082)	(65)
Total deferred tax (benefit)			(363)		497	(1,924)
Total income tax expense in consolidated net income	$ 299		5,648	[2]	5,260	4,184
Mexico [member]
Current tax expense:
Current year			5,123		3,545	3,874
Deferred tax expense:
Origination and reversal of temporary differences			(438)		(283)	(1,798)
(Benefit) utilization of tax losses recognized			(1,136)		(679)	179
Total deferred tax (benefit)			(1,574)		(962)	(1,619)
Total income tax expense in consolidated net income			3,549		2,583	2,255
Foreign [member]
Current tax expense:
Current year			888		1,218	2,234
Deferred tax expense:
Origination and reversal of temporary differences			1,343		1,862	(61)
(Benefit) utilization of tax losses recognized			(132)		(403)	(244)
Total deferred tax (benefit)			1,211		1,459	(305)
Total income tax expense in consolidated net income			$ 2,099		$ 2,677	$ 1,929

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1